Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	36-37 years
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic and office equipment	3-5 years

Summary of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:
Category	Estimated useful life
Computer software	3 years
License	5 years